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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/03

Check here if Amendment / /;  Amendment Number: ___
This Amendment (Check only one):      / / is a restatement
                                      / / adds new holding entries

Institutional Investment Manager Filing this Report:

                  Name:      RG Capital Management, L.P.
                  Address:   Three Bala Plaza East, Suite 501
                             Bala Cynwyd, PA 19004

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gerald Stahlecker
Title: Managing Director
Phone: 610-617-5900

Signature, Place and Date of Signing:

/s/ Gerald Stahlecker            Bala Cynwyd, PA     May 14, 2003
----------------------------     ---------------     ---------------
[Signature]                      [City, State]       [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     66

Form 13F Information Table Value Total:     $186,020

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NO.                   FORM 13F FILE NUMBER                 NAME
     ---                   --------------------                 ----


        Not Applicable

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                           FORM 13F INFORMATION TABLE

                                                              VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS    CUSIP   x($1000) PRN AMT   PRN  CALL DISCRETN MANAGERS   SOLE    SHARED  NONE
-------------------------------- ---------------- --------- -------- --------  ---  ---- -------- -------- -------- ------- ------
D ALASKA AIR GROUP INC COM       COMMON STOCK     011659109      786    50200  SH        SOLE                 50200       0      0
D ALLEN TELECOM INC SER D CONV P PFRD STK CONV SU 018091207     7571   101200  SH        SOLE                101200       0      0
D ANDREW CORP COM                OPTIONS - PUTS   0344250SU      110    20000  SH   PUT  SOLE                 20000       0      0
D ARCH COAL INC COM              COMMON STOCK     039380100      308    16200  SH        SOLE                 16200       0      0
D ATMEL CORP CONV BOND           CONVRT BONDS     049513AE4     5228 17000000  SH        SOLE              17000000       0      0
D ATMEL CORP ZERO CPN  CONV      CONVRT BONDS     049513AC8     2148  4868000  SH        SOLE               4868000       0      0
D BARNES & NOBLE CONV BOND       CONVRT BONDS     067774AD1     2921  3000000  SH        SOLE               3000000       0      0
D BEA SYSTEMS INC 4.00% DUE 12/1 CONVRT BONDS     073325AD4     6357  6845000  SH        SOLE               6845000       0      0
D BEA SYSTEMS INC COM            OPTIONS - PUTS   0733251RA      507    50000  SH   PUT  SOLE                 50000       0      0
D BEA SYSTEMS INC COM            OPTIONS - PUTS   0733253MA      507    50000  SH   PUT  SOLE                 50000       0      0
D BRODCADE COM SYS CONVERTIBLE B CONVRT BONDS     111621AB4     3882  5050000  SH        SOLE               5050000       0      0
D CELESTICA INC CAD NP V SUB ORD OPTIONS - PUTS   15101Q3MA      114    10000  SH   PUT  SOLE                 10000       0      0
D CELESTICA INC ZERO COUPON CONV CONVRT BONDS     15101QAA6     4990 10030000  SH        SOLE              10030000       0      0
D CHECKPOINT SYSTEMS INC BNDS    CONVRT BONDS     162825AB9     5604  5899000  SH        SOLE               5899000       0      0
D CHESAPEAKE ENERGY CORP COM     OPTIONS - PUTS   1651670VA      295    37500  SH   PUT  SOLE                 37500       0      0
D CIENA CORPORATION CONV BOND    CONVRT BONDS     171779AA9     6698  8975000  SH        SOLE               8975000       0      0
D COMPUTER ASSOC INTL INC COM    COMMON STOCK     204912109     2903   212500  SH        SOLE                212500       0      0
D COSTCO WHOLESALE CORP COM STK  COMMON STOCK     22160K105      937    31200  SH        SOLE                 31200       0      0
D COSTCO WHOLESALE CORP COM STK  OPTIONS - PUTS   22160K0SE     1502    50000  SH   PUT  SOLE                 50000       0      0
D DANAHER CORP COM               COMMON STOCK     235851102      289     4400  SH        SOLE                  4400       0      0
D DANAHER CORP COM               OPTIONS - CALLS  2358510FQ      329     5000  SH   CALL SOLE                  5000       0      0
D E TRADE GROUP INC CONV BOND SU CONVRT BONDS     269246AB0     3170  4000000  SH        SOLE               4000000       0      0
D E*TRADE GROUP INC COM          OPTIONS - PUTS   2692461MZ      253    60000  SH   PUT  SOLE                 60000       0      0
D E*TRADE GROUP INC COM          OPTIONS - PUTS   2692464PA       63    15000  SH   PUT  SOLE                 15000       0      0
D E-TRADE GROUP CONV BOND        CONVRT BONDS     269246AD6     4275  5000000  SH        SOLE               5000000       0      0
D ECHOSTAR COMM 4.875% CONV BOND CONVRT BONDS     278762AD1     7972  8250000  SH        SOLE               8250000       0      0
D ECHOSTAR COMM CONV BOND REG S  CONVRT BONDS     278762AG4     4590  4500000  SH        SOLE               4500000       0      0
D ECHOSTAR COMMUNICATIONS CORP   OPTIONS - PUTS   2787621MA      722    25000  SH   PUT  SOLE                 25000       0      0
D EDO CORP CONV SUB NOTES        CONVRT BONDS     281347AD6     3034  3000000  SH        SOLE               3000000       0      0
D ENZON PHARMACEUTICAL COM       COMMON STOCK     293904108      341    30000  SH        SOLE                 30000       0      0
D EVERGREEN RES CONV BNDS        CONVRT BONDS     299900AB6     2894  2500000  SH        SOLE               2500000       0      0
D EXTREME NETWORKS CONV BONDS    CONVRT BONDS     30226DAB2     3180  4000000  SH        SOLE               4000000       0      0
D FREEPORT-MC C&G COV BNDS       CONVRT BONDS     35671DAF2     1395  1000000  SH        SOLE               1000000       0      0
D GAP INC COM                    OPTIONS - PUTS   3647604MU      572    39500  SH   PUT  SOLE                 39500       0      0
D GAP INC CONV BOND              CONVRT BONDS     364760AJ7     3066  2500000  SH        SOLE               2500000       0      0
D GATX CORP COVRTBLE UNTIL 2-1-7 CONVRT BONDS     361448AC7     1433  1500000  SH        SOLE               1500000       0      0
D GENERAL MOTORS CORP SR A 4.5%  PFRD STK CONV SU 370442741     1790    75000  SH        SOLE                 75000       0      0

D GENERAL MTRS CORP COM          OPTIONS - PUTS   3704420MB     3362   100000  SH   PUT  SOLE                100000       0      0
D GENERAL MTRS CORP COM          OPTIONS - PUTS   3704424MA     3362   100000  SH   PUT  SOLE                100000       0      0
D GILEAD SCIENCES CONV BOND      CONVRT BONDS     375558AB9    19856 11124000  SH        SOLE              11124000       0      0
D GILEAD SCIENCES INC COM        OPTIONS - PUTS   3755580MB     1050    25000  SH   PUT  SOLE                 25000       0      0
D GLOBESPAN INC CONV BONDS       CONVRT BONDS     379571AB8     2664  2915000  SH        SOLE               2915000       0      0
D IDEC PHARMACEUT CONV BONDS     CONVRT BONDS     449370AE5     2863  5000000  SH        SOLE               5000000       0      0
D INVITROGEN CORP SUB NOTES      CONVRT BONDS     46185RAB6     2914  3055000  SH        SOLE               3055000       0      0
D JC PENNEY & CO CONV BOND REG S CONVRT BONDS     708160BV7     5063  5000000  SH        SOLE               5000000       0      0
D JUNIPER NETWORKS CONV BOND     CONVRT BONDS     48203RAA2     6356  7500000  SH        SOLE               7500000       0      0
D KING PHARMACEUTICAL CONV BOND  CONVRT BONDS     495582AG3     1283  1500000  SH        SOLE               1500000       0      0
D L-3 COMM HLDNGS INC CONV BOND  CONVRT BONDS     502424AD6     1058  1000000  SH        SOLE               1000000       0      0
D LEHMAN BROTHERS CONVERTIBLE BO CONVRT BONDS     524908EC0     1513  1500000  SH        SOLE               1500000       0      0
D LENNAR CORP CONV ZERO COUPON   CONVRT BONDS     526057AF1     7480 16000000  SH        SOLE              16000000       0      0
D MICRON TECHNOLOGY INC COM      OPTIONS - PUTS   5951123MZ      814   100000  SH   PUT  SOLE                100000       0      0
D NASDAQ-100 SHARES COM US ETFS  US ETF'S - US TR 631100104      712    28200  SH        SOLE                 28200       0      0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311000PU     2525   100000  SH   PUT  SOLE                100000       0      0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311002UP     2525   100000  SH   PUT  SOLE                100000       0      0
D NETWORK ASSOCIATES INC CONV BN CONVRT BONDS     64123LAB7     5124  4470000  SH        SOLE               4470000       0      0
D NVIDIA CORP COM STK            OPTIONS - PUTS   67066G0MA      444    34500  SH   PUT  SOLE                 34500       0      0
D NVIDIA CORP CONV SUB NTS       CONVRT BONDS     67066GAA2     4656  5000000  SH        SOLE               5000000       0      0
D PRIDE INTL INC COM             COMMON STOCK     74153Q102     1117    82800  SH        SOLE                 82800       0      0
D SANMINA CORP ZERO COUPON CONV  CONVRT BONDS     800907AD9     1780  4000000  SH        SOLE               4000000       0      0
D SCIOS INC CONVERTIBLE BONDS    CONVRT BONDS     808905AB9     1214  1000000  SH        SOLE               1000000       0      0
D SIEBEL SYSTEMS INC 5.50% DUE 9 CONVRT BONDS     826170AC6     3792  3811000  SH        SOLE               3811000       0      0
D STATE ST SPACES DUE 2/15/06 CO PRFD STK (CONVRT 857477202     3118    17875  SH        SOLE                 17875       0      0
D TRIQUINT SEMICON CONV          CONVRT BONDS     89674KAB9     2016  2400000  SH        SOLE               2400000       0      0
D TYCO INTERNATIONAL LTD COM     OPTIONS - PUTS   9021241MA     1286   100000  SH   PUT  SOLE                100000       0      0
D TYCO INTL GROUP 144A SR B CONV CONVRT BONDS 144 902118BE7      894  1000000  SH        SOLE               1000000       0      0
D WEBMD CORP GLOBAL CONV SUB NTS CONVRT BONDS     94769MAC9     2443  2000000  SH        SOLE               2000000       0      0